OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Minimum contractual future revenues to be received on time charters
The minimum contractual future revenues to be received on time charters in respect of our vessels as of December 31, 2017, were as follows:

Year ending December 31
(in thousands of $)
2018	3,618
Total	3,618

Future minimum rental payments under non-cancellable operating leases
The future minimum rental payments under our non-cancellable operating leases are as follows:

Year ending December 31	Total
(in thousands of $)
2018	1,361
2019	1,205
2020	1,205
2021	1,205
2022	301
Total minimum lease payments	5,277